UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    ________

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2016

                    DATE OF REPORTING PERIOD: JULY 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  JULY 31, 2016
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 95.8%+
--------------------------------------------------------------------------------

                                                        Shares           Value
                                                        ------           -----
CONSUMER DISCRETIONARY -- 10.5%
  Del Frisco's Restaurant Group * ..................... 21,087         $ 314,618
  IAC ................................................. 11,201           649,210
  MDC Partners, Cl A .................................. 28,517           363,877
  National CineMedia .................................. 19,596           305,306
  Six Flags Entertainment .............................  8,838           498,375
                                                                       ---------
                                                                       2,131,386
                                                                       ---------
CONSUMER STAPLES -- 0.9%
  MGP Ingredients .....................................  4,110           176,730
                                                                       ---------
ENERGY -- 4.6%
  Parsley Energy, Cl A * .............................. 20,460           583,315
  World Fuel Services .................................  7,477           355,905
                                                                       ---------
                                                                         939,220
                                                                       ---------
FINANCIALS -- 33.7%
  BGC Partners, Cl A .................................. 65,768           583,362
  Bluerock Residential Growth, Cl A REIT .............. 25,496           339,607
  Cardinal Financial .................................. 11,320           291,603
  Cash America International .......................... 10,351           443,540
  Colony Starwood Homes REIT .......................... 11,888           389,451
  Columbia Banking System ............................. 17,045           516,805
  EPR Properties REIT .................................  2,920           245,338
  First NBC Bank Holding * ............................  7,091           134,942
  Hersha Hospitality Trust, Cl A REIT ................. 12,343           233,283
  Howard Hughes * .....................................  6,034           720,821
  MB Financial ........................................ 13,723           526,826
  Medical Properties Trust REIT ....................... 39,016           612,551
  National Storage Affiliates Trust REIT .............. 22,840           488,091
  PacWest Bancorp ..................................... 18,541           766,670
  SLM * ............................................... 43,610           313,556
  Starwood Property Trust REIT ........................ 11,535           251,463
                                                                       ---------
                                                                       6,857,909
                                                                       ---------
HEALTH CARE -- 6.5%
  Air Methods * .......................................  8,137           270,881
  Globus Medical, Cl A * ..............................  2,228            51,133
  Ligand Pharmaceuticals * ............................  5,462           736,715

THE ADVISORS' INNER CIRCLE FUND II                               CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  JULY 31, 2016
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                        Shares           Value
                                                        ------           -----
HEALTH CARE -- CONTINUED
  Providence Service * ................................  5,345       $   258,537
                                                                      ----------
                                                                       1,317,266
                                                                      ----------
INDUSTRIALS -- 19.5%
  Babcock & Wilcox Enterprises * ...................... 11,757           180,588
  BWX Technologies, Cl W .............................. 21,941           807,648
  CBIZ * .............................................. 40,783           440,864
  Genesee & Wyoming, Cl A * ...........................  5,462           353,664
  Kaman ............................................... 12,831           553,786
  KAR Auction Services ................................ 19,043           814,469
  Teledyne Technologies * .............................  4,226           443,730
  TriMas * ............................................ 20,864           372,840
                                                                      ----------
                                                                       3,967,589
                                                                      ----------
INFORMATION TECHNOLOGY -- 16.5%
  ACI Worldwide * ..................................... 20,876           413,554
  Boingo Wireless * ................................... 13,263           121,489
  CommerceHub, Cl A * ................................. 10,600           149,460
  CommerceHub, Cl C * .................................  1,500            21,000
  Convergys ...........................................  7,673           204,485
  CTS ................................................. 21,622           413,196
  InterDigital ........................................  8,502           502,043
  j2 Global ...........................................  5,895           394,022
  PDF Solutions * ..................................... 36,136           596,244
  Silicon Motion Technology ADR .......................  6,300           325,710
  TechTarget * ........................................ 24,258           221,233
                                                                      ----------
                                                                       3,362,436
                                                                      ----------
MATERIALS -- 3.6%
  Compass Minerals International ......................  2,897           201,602
  Silgan Holdings ..................................... 10,556           523,367
                                                                      ----------
                                                                         724,969
                                                                      ----------
  TOTAL COMMON STOCK
    (Cost $17,921,749)                                                19,477,505
                                                                      ----------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT(A) -- 4.3%
--------------------------------------------------------------------------------
  SEI Daily Income Trust Government Fund,
   Cl A, 0.170%
    (Cost $869,167) ...................................869,167      $    869,167
                                                                    ------------
TOTAL INVESTMENTS-- 100.1%
    (Cost $18,790,916)++ ..............................             $ 20,346,672
                                                                    ============

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  JULY 31, 2016
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------

     PERCENTAGES ARE BASED ON NET ASSETS OF $20,326,304.
*    NON-INCOME PRODUCING SECURITY.
+ MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING PURPOSES.
(A)  THE REPORTING RATE IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2016.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
REIT -- REAL ESTATE INVESTMENT TRUST

AS OF JULY 31, 2016, ALL OF THE FUND'S INVESTMENTS WERE CONSIDERED LEVEL 1, IN ACCORDANCE WITH THE AUTHORITATIVE GUIDANCE ON FAIR VALUE MEASUREMENTS AND DISCLOSURE UNDER U.S. GAAP.

FOR THE PERIOD ENDED JULY 31, 2016, THERE WERE NO TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2 ASSETS AND LIABILITIES. DURING THE PERIOD ENDED JULY 31, 2016, THERE WERE NO LEVEL 3 SECURITIES.

++ AT JULY 31, 2016, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $18,790,916, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,314,618 AND ($758,862) RESPECTIVELY.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

CAR-QH-001-0500

Item 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund II


By (Signature and Title)                      /s/ Michael Beattie
                                              ----------------------------------
                                              Michael Beattie
                                              President

Date: September 29, 2016


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                      /s/ Michael Beattie
                                              ----------------------------------
                                              Michael Beattie
                                              President
Date: September 29, 2016


By (Signature and Title)                      /s/ Stephen Connors
                                              ----------------------------------
                                              Stephen Connors
                                              Treasurer, Controller & CFO

Date: September 29, 2016